Borrowings - Operational borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other operational borrowings
Borrowings
Borrowings	$ 2,645	$ 1,160
Other operational borrowings | Continuing and discontinued operations
Borrowings
Borrowings		6,289
Other operational borrowings | UK & Europe Discontinued Operations (M&G Prudential)
Borrowings
Borrowings		5,129
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	2,342
Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		1,271
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	303
Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Borrowings
Borrowings		5,018
Borrowings attributable to with-profits businesses | UK & Europe Discontinued Operations (M&G Prudential)
Borrowings
Borrowings		4,994
Commercial Paper | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	520
Commercial Paper | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		601
Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	371
Lease liabilities under IFRS 16 | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	259
Non-recourse borrowings of consolidated investment fund | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	1,045
Non-recourse borrowings of consolidated investment fund | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		448
Non-recourse borrowings of consolidated investment fund | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Borrowings
Borrowings		2,153
Total other borrowings | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	406
Total other borrowings | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		222
Bank loans and overdrafts | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	29
Bank loans and overdrafts | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		115
Obligations under finance leases | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		25
Other borrowings | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	377
Other borrowings | Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		82
Other borrowings | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	$ 44
Other borrowings | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Borrowings
Borrowings		$ 2,865